ACQUISITIONS AND DISPOSALS (Acquisition of Healthingkon Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Acquisition [Line Items]
Goodwill	¥ 581,877	$ 91,309	¥ 368,221	$ 57,782	¥ 213,656	$ 33,527	¥ 210,443	¥ 165,171
HealthingKon
Business Acquisition [Line Items]
Current assets			16,567
Property, plant and equipment, net			1,421
Intangible assets			133,183
Goodwill			368,221
Current liabilities			(44,564)
Deferred tax liabilities			(19,829)
Non-controlling interests			(335,161)
Total			¥ 119,838